UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21852
RIVERSOURCE SERIES TRUST

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 04/30
Date of reporting period: 07/31

Investments in Affiliated Funds
RiverSource Retirement Plus 2010 Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (53.4%)

	Shares	Value(a)
International (3.1%)
RiverSource Disciplined International Equity Fund	38,291	$253,106

U.S. Large Cap (44.9%)
RiverSource Disciplined Equity Fund	629,625	2,726,278
RiverSource Disciplined Large Cap Growth Fund	38,542	272,879
RiverSource Disciplined Large Cap Value Fund	89,620	638,092

Total		3,637,249

U.S. Small Mid Cap (5.4%)
RiverSource Disciplined Small and Mid Cap Equity Fund	69,660	436,770

Total Equity Funds
(Cost: $4,832,379)		$4,327,125

Fixed Income Funds (38.8%)

	Shares	Value(a)
Global Bond (0.9%)
RiverSource Global Bond Fund	10,647	$72,505

High Yield (0.4%)
RiverSource High Yield Bond Fund	11,997	29,631

Inflation Protected Securities (5.4%)
RiverSource Inflation Protected Securities Fund	44,758	436,386

International (8.4%)
RiverSource Emerging Markets Bond Fund	71,369	682,283

Investment Grade (23.7%)
RiverSource Diversified Bond Fund	407,687	1,920,208

Total Fixed Income Funds
(Cost: $3,084,857)		$3,141,013

Alternative Investments (4.1%)

	Shares	Value(a)
RiverSource Absolute Return Currency and Income Fund	33,786	$333,802

Total Alternative Investments
(Cost: $331,325)		$333,802

Cash Equivalents (4.1%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	328,417	$328,417

Total Cash Equivalents
(Cost: $328,417)		$328,417

Total Investments in Affiliated Funds (Cost: $8,576,978)(b)		$8,130,357

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2009.

(b)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $8,577,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$306,000
Unrealized depreciation	(753,000)

Net unrealized depreciation	$(447,000)

Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Investments in Affiliated Funds	$8,130,357	$—	$—	$8,130,357

Investments in Affiliated Funds
RiverSource Retirement Plus 2015 Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (62.2%)

	Shares	Value(a)
International (7.0%)
RiverSource Disciplined International Equity Fund	211,137	$1,395,614

U.S. Large Cap (49.2%)
RiverSource Disciplined Equity Fund	1,776,658	7,692,930
RiverSource Disciplined Large Cap Growth Fund	88,007	623,090
RiverSource Disciplined Large Cap Value Fund	208,938	1,487,636

Total		9,803,656

U.S. Small Mid Cap (6.0%)
RiverSource Disciplined Small and Mid Cap Equity Fund	189,607	1,188,837

Total Equity Funds (Cost: $11,467,630)		$12,388,107

Fixed Income Funds (33.8%)

	Shares	Value(a)
Global Bond (2.9%)
RiverSource Global Bond Fund	84,046	$572,357

High Yield (0.3%)
RiverSource High Yield Bond Fund	24,043	59,386

Inflation Protected Securities (5.3%)
RiverSource Inflation Protected Securities Fund	109,134	1,064,058

International (6.4%)
RiverSource Emerging Markets Bond Fund	133,444	1,275,723

Investment Grade (18.9%)
RiverSource Diversified Bond Fund	798,567	3,761,251

Total Fixed Income Funds (Cost: $6,477,938)		$6,732,775

Alternative Investments (2.0%)

	Shares	Value(a)
RiverSource Absolute Return Currency and Income Fund	39,777	$392,995

Total Alternative Investments (Cost: $388,602)		$392,995

Cash Equivalents (1.9%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	387,430	$387,430

Total Cash Equivalents (Cost: $387,430)		$387,430

Total Investments in Affiliated Funds (Cost: $18,721,600)(b)		$19,901,307

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2009.

(b)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $18,722,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,179,000
Unrealized depreciation	—

Net unrealized appreciation	$1,179,000

Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Investments in Affiliated Funds	$19,901,307	$—	$—	$19,901,307

Investments in Affiliated Funds
RiverSource Retirement Plus 2020 Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (68.1%)

	Shares	Value(a)
International (10.4%)
RiverSource Disciplined International Equity Fund	326,438	$2,157,752

U.S. Large Cap (51.7%)
RiverSource Disciplined Equity Fund	2,037,152	8,820,870
RiverSource Disciplined Large Cap Growth Fund	91,953	651,030
RiverSource Disciplined Large Cap Value Fund	185,469	1,320,537

Total		10,792,437

U.S. Small Mid Cap (6.0%)
RiverSource Disciplined Small and Mid Cap Equity Fund	200,049	1,254,308

Total Equity Funds (Cost: $18,215,020)		$14,204,497

Fixed Income Funds (30.3%)

	Shares	Value(a)
Global Bond (2.9%)
RiverSource Global Bond Fund	88,139	$600,225

High Yield (0.3%)
RiverSource High Yield Bond Fund	24,780	61,206

Inflation Protected Securities (5.7%)
RiverSource Inflation Protected Securities Fund	122,392	1,193,324

International (6.1%)
RiverSource Emerging Markets Bond Fund	132,618	1,267,827

Investment Grade (15.3%)
RiverSource Diversified Bond Fund	677,429	3,190,694

Total Fixed Income Funds (Cost: $6,230,072)		$6,313,276

Alternative Investments (0.9%)

	Shares	Value(a)
RiverSource Absolute Return Currency and Income Fund	19,269	$190,373

Total Alternative Investments (Cost: $190,436)		$190,373

Cash Equivalents (0.9%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	187,608	$187,608

Total Cash Equivalents (Cost: $187,608)		$187,608

Total Investments in Affiliated Funds (Cost: $24,823,136)(b)		$20,895,754

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2009.

(b)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $24,823,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$624,000
Unrealized depreciation	(4,551,000)

Net unrealized depreciation	$(3,927,000)

Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Investments in Affiliated Funds	$20,895,754	$—	$—	$20,895,754

Investments in Affiliated Funds
RiverSource Retirement Plus 2025 Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (73.4%)

	Shares	Value(a)
International (12.3%)
RiverSource Disciplined International Equity Fund	437,260	$2,890,286

U.S. Large Cap (54.3%)
RiverSource Disciplined Equity Fund	2,547,861	11,032,240
RiverSource Disciplined Large Cap Growth Fund	102,144	723,183
RiverSource Disciplined Large Cap Value Fund	137,917	981,967

Total		12,737,390

U.S. Small Mid Cap (6.8%)
RiverSource Disciplined Small and Mid Cap Equity Fund	254,359	1,594,828

Total Equity Funds (Cost: $22,966,211)		$17,222,504

Fixed Income Funds (24.9%)

	Shares	Value(a)
Global Bond (1.3%)
RiverSource Global Bond Fund	44,292	$301,631

High Yield (0.1%)
RiverSource High Yield Bond Fund	9,825	24,269

Inflation Protected Securities (7.1%)
RiverSource Inflation Protected Securities Fund	170,568	1,663,039

International (4.3%)
RiverSource Emerging Markets Bond Fund	106,481	1,017,958

Investment Grade (12.1%)
RiverSource Diversified Bond Fund	603,006	2,840,157

Total Fixed Income Funds (Cost: $5,769,089)		$5,847,054

Alternative Investments (0.9%)

	Shares	Value(a)
RiverSource Absolute Return Currency and Income Fund	21,497	$212,386

Total Alternative Investments (Cost: $212,281)		$212,386

Cash Equivalents (0.9%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	209,285	$209,285

Total Cash Equivalents (Cost: $209,285)		$209,285

Total Investments in Affiliated Funds (Cost: $29,156,866)(b)		$23,491,229

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2009.

(b)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $29,157,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$651,000
Unrealized depreciation	(6,317,000)

Net unrealized depreciation	$(5,666,000)

Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Investments in Affiliated Funds	$23,491,229	$—	$—	$23,491,229

Investments in Affiliated Funds
RiverSource Retirement Plus 2030 Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (73.3%)

	Shares	Value(a)
International (12.7%)
RiverSource Disciplined International Equity Fund	489,039	$3,232,545

U.S. Large Cap (53.6%)
RiverSource Disciplined Equity Fund	2,709,682	11,732,925
RiverSource Disciplined Large Cap Growth Fund	109,259	773,551
RiverSource Disciplined Large Cap Value Fund	149,416	1,063,838

Total		13,570,314

U.S. Small Mid Cap (7.0%)
RiverSource Disciplined Small and Mid Cap Equity Fund	283,428	1,777,097

Total Equity Funds (Cost: $23,574,107)		$18,579,956

Fixed Income Funds (25.0%)

	Shares	Value(a)
Global Bond (1.3%)
RiverSource Global Bond Fund	48,409	$329,663

High Yield (0.1%)
RiverSource High Yield Bond Fund	10,584	26,142

Inflation Protected Securities (7.1%)
RiverSource Inflation Protected Securities Fund	185,338	1,807,042

International (4.3%)
RiverSource Emerging Markets Bond Fund	114,877	1,098,227

Investment Grade (12.2%)
RiverSource Diversified Bond Fund	654,928	3,084,712

Total Fixed Income Funds (Cost: $6,200,369)		$6,345,786

Alternative Investments (0.8%)

	Shares	Value(a)
RiverSource Absolute Return Currency and Income Fund	21,375	$211,189

Total Alternative Investments (Cost: $210,504)		$211,189

Cash Equivalents (0.8%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	208,142	$208,142

Total Cash Equivalents (Cost: $208,142)		$208,142

Total Investments in Affiliated Funds (Cost: $30,193,122)(b)		$25,345,073

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2009.

(b)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $30,193,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$740,000
Unrealized depreciation	(5,588,000)

Net unrealized depreciation	$(4,848,000)

Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Investments in Affiliated Funds	$25,345,073	$—	$—	$25,345,073

Investments in Affiliated Funds
RiverSource Retirement Plus 2035 Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (73.4%)

	Shares	Value(a)
International (12.6%)
RiverSource Disciplined International Equity Fund	315,113	$2,082,900

U.S. Large Cap (54.0%)
RiverSource Disciplined Equity Fund	1,781,094	7,712,139
RiverSource Disciplined Large Cap Growth Fund	71,970	509,545
RiverSource Disciplined Large Cap Value Fund	96,776	689,045

Total		8,910,729

U.S. Small Mid Cap (6.8%)
RiverSource Disciplined Small and Mid Cap Equity Fund	178,290	1,117,879

Total Equity Funds (Cost: $15,690,476)		$12,111,508

Fixed Income Funds (24.9%)

	Shares	Value(a)
Global Bond (1.3%)
RiverSource Global Bond Fund	31,065	$211,552

High Yield (0.1%)
RiverSource High Yield Bond Fund	6,922	17,096

Inflation Protected Securities (7.1%)
RiverSource Inflation Protected Securities Fund	119,992	1,169,917

International (4.3%)
RiverSource Emerging Markets Bond Fund	74,905	716,087

Investment Grade (12.1%)
RiverSource Diversified Bond Fund	423,315	1,993,812

Total Fixed Income Funds (Cost: $4,042,437)		$4,108,464

Alternative Investments (0.9%)

	Shares	Value(a)
RiverSource Absolute Return Currency and Income Fund	15,385	$152,006

Total Alternative Investments (Cost: $152,056)		$152,006

Cash Equivalents (0.9%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	149,786	$149,786

Total Cash Equivalents (Cost: $149,786)		$149,786

Total Investments in Affiliated Funds (Cost: $20,034,755)(b)		$16,521,764

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2009.

(b)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $20,035,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$459,000
Unrealized depreciation	(3,972,000)

Net unrealized depreciation	$(3,513,000)

Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities,interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Investments in Affiliated Funds	$16,521,764	$—	$—	$16,521,764

Investments in Affiliated Funds
RiverSource Retirement Plus 2040 Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (73.4%)

	Shares	Value(a)
International (12.3%)
RiverSource Disciplined International Equity Fund	212,808	$1,406,659

U.S. Large Cap (53.7%)
RiverSource Disciplined Equity Fund	1,222,930	5,295,288
RiverSource Disciplined Large Cap Growth Fund	49,374	349,569
RiverSource Disciplined Large Cap Value Fund	66,882	476,199

Total		6,121,056

U.S. Small Mid Cap (7.4%)
RiverSource Disciplined Small and Mid Cap Equity Fund	134,938	846,060

Total Equity Funds (Cost: $10,306,113)		$8,373,775

Fixed Income Funds (25.5%)

	Shares	Value(a)
Global Bond (1.3%)
RiverSource Global Bond Fund	21,999	$149,812

High Yield (0.1%)
RiverSource High Yield Bond Fund	4,791	11,833

Inflation Protected Securities (7.3%)
RiverSource Inflation Protected Securities Fund	85,334	832,010

International (4.3%)
RiverSource Emerging Markets Bond Fund	51,825	495,446

Investment Grade (12.5%)
RiverSource Diversified Bond Fund	301,527	1,420,191

Total Fixed Income Funds (Cost: $2,848,590)		$2,909,292

Alternative Investments (0.6%)

	Shares	Value(a)
RiverSource Absolute Return Currency and Income Fund	7,482	$73,926

Total Alternative Investments (Cost: $73,769)		$73,926

Cash Equivalents (0.6%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	72,904	$72,904

Total Cash Equivalents (Cost: $72,904)		$72,904

Total Investments in Affiliated Funds (Cost: $13,301,376)(b)		$11,429,897

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2009.

(b)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $13,301,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$330,000
Unrealized depreciation	(2,201,000)

Net unrealized depreciation	$(1,871,000)

Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Investments in Affiliated Funds	$11,429,897	$—	$—	$11,429,897

Investments in Affiliated Funds
RiverSource Retirement Plus 2045 Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (73.6%)

	Shares	Value(a)
International (11.9%)
RiverSource Disciplined International Equity Fund	193,016	$1,275,837

U.S. Large Cap (54.7%)
RiverSource Disciplined Equity Fund	1,172,007	5,074,792
RiverSource Disciplined Large Cap Growth Fund	46,409	328,577
RiverSource Disciplined Large Cap Value Fund	62,885	447,743

Total		5,851,112

U.S. Small Mid Cap (7.0%)
RiverSource Disciplined Small and Mid Cap Equity Fund	119,210	747,447

Total Equity Funds (Cost: $8,895,014)		$7,874,396

Fixed Income Funds (25.0%)

	Shares	Value(a)
Global Bond (1.3%)
RiverSource Global Bond Fund	20,906	$142,368

High Yield (0.1%)
RiverSource High Yield Bond Fund	4,495	11,104

Inflation Protected Securities (7.1%)
RiverSource Inflation Protected Securities Fund	77,405	754,698

International (4.3%)
RiverSource Emerging Markets Bond Fund	48,669	465,279

Investment Grade (12.2%)
RiverSource Diversified Bond Fund	275,622	1,298,180

Total Fixed Income Funds (Cost: $2,588,667)		$2,671,629

Alternative Investments (0.9%)

	Shares	Value(a)
RiverSource Absolute Return Currency and Income Fund	9,243	$91,323

Total Alternative Investments (Cost: $91,097)		$91,323

Cash Equivalents (0.8%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	90,006	$90,006

Total Cash Equivalents (Cost: $90,006)		$90,006

Total Investments in Affiliated Funds (Cost: $11,664,784)(b)		$10,727,354

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2009.

(b)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $11,665,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$323,000
Unrealized depreciation	(1,261,000)

Net unrealized depreciation	$(938,000)

Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Investments in Affiliated Funds	$10,727,354	$—	$—	$10,727,354

Portfolio of Investments
RiverSource 120/20 Contrarian Equity Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities

Common Stocks (91.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.6%)
Spirit AeroSystems Holdings Cl A	18,285	(b)	$237,888

Airlines (0.7%)
AMR	16,672	(b)	89,195
Delta Air Lines	21,150	(b)	146,570
US Airways Group	16,669	(b)	48,840

Total			284,605

Capital Markets (1.0%)
Bank of New York Mellon	13,933		380,928

Chemicals (3.5%)
Dow Chemical	25,167		532,785
EI du Pont de Nemours & Co	25,422		786,303

Total			1,319,088

Commercial Services & Supplies (1.0%)
Ritchie Bros Auctioneers	16,559	(c)	397,416

Communications Equipment (3.2%)
Brocade Communications Systems	46,932	(b)	368,886
Cisco Systems	38,755	(b)	852,997

Total			1,221,883

Computers & Peripherals (3.3%)
Hewlett-Packard	28,797		1,246,910

Construction Materials (1.2%)
CEMEX ADR	48,454	(b,c)	454,983

Consumer Finance (1.1%)
SLM	47,306	(b)	420,550

Diversified Financial Services (3.3%)
Bank of America	72,238		1,068,400
CIT Group	89,497		77,862
PICO Holdings	4,215	(b)	127,841

Total			1,274,103

Diversified Telecommunication Services (1.3%)
Qwest Communications Intl	132,065		509,771

Electrical Equipment (1.0%)
Cooper Inds Cl A	11,606		382,418

Energy Equipment & Services (5.8%)

Issuer	Shares		Value(a)
Baker Hughes	10,295		416,948
Cameron Intl	12,412	(b)	387,627
Halliburton	15,378		339,700
Transocean	9,344	(b,c)	744,622
Weatherford Intl	16,656	(b,c)	312,467

Total			2,201,364

Food & Staples Retailing (2.7%)
CVS Caremark	30,318		1,015,047

Health Care Providers & Services (1.2%)
Universal Health Services Cl B	7,911		439,931

Household Products (2.1%)
Clorox	12,886		786,175

Insurance (8.8%)
ACE	17,495	(c)	858,305
Chubb	11,464		529,408
Everest Re Group	10,160	(c)	815,035
XL Capital Cl A	83,369	(c)	1,173,835

Total			3,376,583

Life Sciences Tools & Services (2.2%)
Life Technologies	9,642	(b)	439,000
Thermo Fisher Scientific	8,657	(b)	391,989

Total			830,989

Machinery (7.6%)
Caterpillar	10,642		468,887
Deere & Co	14,570		637,292
Eaton	8,132		422,213
Ingersoll-Rand	17,108	(c)	494,079
Parker Hannifin	19,696		872,139

Total			2,894,610

Media (3.5%)
Natl CineMedia	49,084		722,025
Regal Entertainment Group Cl A	48,545		603,900

Total			1,325,925

Metals & Mining (3.5%)
Freeport-McMoRan Copper & Gold	14,197		856,079
Nucor	10,473		465,734

Total			1,321,813

Multiline Retail (1.8%)
Kohl’s	14,190	(b)	688,925

Multi-Utilities (2.6%)
Sempra Energy	18,601		975,250

Oil, Gas & Consumable Fuels (4.6%)
Enbridge	17,652	(c)	685,604
Southwestern Energy	16,326	(b)	676,386
Suncor Energy	11,746	(c)	381,510

Total			1,743,500

Issuer	Shares		Value(a)
Pharmaceuticals (6.1%)
Bristol-Myers Squibb	27,259		592,611
Johnson & Johnson	8,833		537,841
Mylan	91,420	(b)	1,205,830

Total			2,336,282

Semiconductors & Semiconductor Equipment (3.4%)
Intel	43,035		828,423
Micron Technology	71,922	(b)	459,582

Total			1,288,005

Software (6.2%)
Microsoft	37,504		882,094
Oracle	52,143		1,153,924
Symantec	21,776	(b)	325,116

Total			2,361,134

Specialty Retail (2.1%)
Bed Bath & Beyond	13,555	(b)	471,037
Best Buy	8,920		333,340

Total			804,377

Tobacco (3.8%)
Lorillard	19,816		1,460,836

Trading Companies & Distributors (2.0%)
WW Grainger	8,457		760,369

Total Common Stocks (Cost: $41,144,323)			$34,741,658

Equity-Linked Notes (4.5%)(f)
	Coupon	Principal
Issuer	rate	amount		Value(a)
Goldman Sachs Group
Absolute Trigger Mandatory Exchangeable Nts
12-28-09	—%	$1,600,000	(e)	$1,702,397

Total Bonds (Cost: $1,600,000)				$1,702,397

Money Market Fund (3.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.41%	1,343,729	(d)	$1,343,729

Total Money Market Fund (Cost: $1,343,729)			$1,343,729

Total Investments in Securities (Cost: $44,088,052)(g)			$37,787,784

Investments in Derivatives
Total Return Swap Contracts Outstanding at July 31, 2009

			Expiration	Notional	Unrealized	Unrealized
Counterparty	Fund receives	Fund pays	date	amount	appreciation	depreciation

JPMorgan Chase Bank, N.A.	Total return on a custom basket of airline industry securities	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 25, 2009	$258,924	$39,672	$—

JPMorgan Chase Bank, N.A.	Total return on a custom basket of securities in the Dow Jones U.S. Oil & Gas Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 25, 2009	639,170	24,483	—

JPMorgan Chase Bank, N.A.	Total return on a custom basket of securities in the S&P North American Technology Semiconductor Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 25, 2009	1,145,316	29,909	—

JPMorgan Chase Bank, N.A.	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of securities in the S&P Small Cap 600 Index	Nov. 25, 2009	1,649,527	—	(46,998)

JPMorgan Chase Bank, N.A.	Total return on a custom basket of securities in the Russell 1000 Growth Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 25, 2009	1,420,540	59,461	—

JPMorgan Chase Bank, N.A.	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of securities in the Dow Jones U.S. Industrials Index	Nov. 25, 2009	1,532,640	—	(69,728)

JPMorgan Chase Bank, N.A.	Total return on a custom basket of securities in the S&P 100 Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 25, 2009	651,340	20,053	—

JPMorgan Chase Bank, N.A.	Total return on a custom basket of securities in the following sectors:	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 25, 2009	1,622,905	78,390	—
	industrials, energy, information technology, financials, consumer discretionary, health care, consumer staples, materials, utilities, and telecommunication services

JPMorgan Chase Bank, N.A.	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of securities in the Utilities Select Sector Index	Nov. 25, 2009	1,416,328	—	(33,133)

JPMorgan Chase Bank, N.A.	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of consumer staples sector securities	Nov. 25, 2009	1,492,624	—	(29,251)

Total					$251,968	$(179,110)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At July 31, 2009, the value of foreign securities represented 16.6% of net assets.

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2009.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2009 was $1,702,397, representing 4.5% of net assets. Information concerning such security holdings at July 31, 2009 is as follows:

	Acquisition
Security	dates	Cost

Goldman Sachs Group
—% Absolute Trigger Mandatory Exchangeable Nts 2009	05-18-09	$1,600,000

(f)	Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(g)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $44,088,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,881,000
Unrealized depreciation	(8,181,000)

Net unrealized depreciation	$(6,300,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Annual report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
	1	2	3
Equity Securities
Common Stocks(a)	$34,741,658	$—	$—	$34,741,658

Total Equity Securities	34,741,658	—	—	34,741,658

Bonds
Corporate Debt Securities	—	1,702,397	—	1,702,397

Total Bonds	—	1,702,397	—	1,702,397

Other
Affiliated Money Market Fund(b)	1,343,729	—	—	1,343,729

Total Other	1,343,729	—	—	1,343,729

Investments in Securities	36,085,387	1,702,397	—	37,787,784
Other Financial Instruments(c)	—	72,858	—	72,858

Total	$36,085,387	$1,775,255	$—	$37,860,642

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.

(c)	Other financial instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource Recovery and Infrastructure Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities
Common Stocks (98.6%)

Issuer	Shares		Value(a)
Aerospace & Defense (4.5%)
Boeing	56,255		$2,413,902
Goodrich	34,017		1,747,113
Honeywell Intl	125,685		4,361,270
ITT	40,058		1,978,865
Total			10,501,150

Airlines (0.9%)
Delta Air Lines	290,339	(b)	2,012,049

Automobiles (3.0%)
Ford Motor	862,601	(b)	6,900,808

Chemicals (4.9%)
Dow Chemical	254,409		5,385,839
EI du Pont de Nemours & Co	58,474		1,808,601
Nalco Holding	241,264		4,267,960
Total			11,462,400

Communications Equipment (4.8%)
Harris	48,997		1,534,096
Telefonaktiebolaget LM Ericsson ADR	243,690	(c)	2,368,667
Tellabs	1,251,101	(b)	7,256,386
Total			11,159,149

Computers & Peripherals (2.1%)
EMC	323,287	(b)	4,868,702

Construction & Engineering (9.9%)
Chicago Bridge & Iron	198,503	(c)	2,769,117
Insituform Technologies Cl A	257,272	(b)	4,733,805
Jacobs Engineering Group	96,825	(b)	3,967,889
KBR	300,086		6,358,821
Quanta Services	137,973	(b)	3,216,151
Shaw Group	70,400	(b)	2,072,576
Total			23,118,359

Construction Materials (1.2%)
Martin Marietta Materials	16,293		1,402,338
Vulcan Materials	28,179		1,337,939
Total			2,740,277

Electrical Equipment (3.9%)
ABB ADR	420,683	(b,c)	7,690,086
Cooper Inds Cl A	40,094		1,321,097
Total			9,011,183

Electronic Equipment, Instruments & Components (10.7%)
Celestica	321,374	(b,c)	2,561,351
Coherent	161,581	(b)	3,170,219
Flextronics Intl	2,005,250	(b,c)	10,667,930
Newport	481,443	(b)	3,557,864
Sanmina-SCI	8,244,572	(b)	5,029,189
Total			24,986,553

Issuer	Shares		Value(a)
Energy Equipment & Services (8.8%)
Baker Hughes	121,053		4,902,647
Halliburton	315,370		6,966,523
Schlumberger	52,297		2,797,890
Transocean	72,976	(b,c)	5,815,457
Total			20,482,517

Health Care Equipment & Supplies (0.5%)
Teleflex	24,994		1,198,712

Health Care Technology (4.1%)
Allscripts-Misys Healthcare Solutions	156,671		2,699,441
Cerner	77,686	(b)	5,055,806
Quality Systems	34,451		1,891,015
Total			9,646,262

Industrial Conglomerates (4.0%)
McDermott Intl	209,678	(b)	4,097,108
Textron	132,095		1,775,357
Tyco Intl	111,511	(c)	3,369,862
Total			9,242,327

Life Sciences Tools & Services (0.7%)
PerkinElmer	93,743		1,652,689

Machinery (18.7%)
AGCO	125,502	(b)	3,948,293
Astec Inds	185,503	(b)	5,019,711
Caterpillar	129,676		5,713,525
CNH Global	23,516	(b,c)	413,176
Crane	72,057		1,529,050
Deere & Co	107,825		4,716,266
Eaton	30,446		1,580,756
ESCO Technologies	37,372	(b)	1,535,615
Ingersoll-Rand	218,095	(c)	6,298,583
Parker Hannifin	33,452		1,481,255
Terex	541,129	(b)	8,214,337
Trinity Inds	234,925		3,279,553
Total			43,730,120

Metals & Mining (7.2%)
Alcoa	721,164		8,480,889
Freeport-McMoRan Copper & Gold	136,837		8,251,271
Total			16,732,160

Multi-Utilities (0.7%)
Veolia Environnement ADR	44,696	(c)	1,537,989

Oil, Gas & Consumable Fuels (2.8%)
El Paso	504,351		5,073,771
Petroleo Brasileiro ADR	37,207	(c)	1,534,417
Total			6,608,188

Paper & Forest Products (0.2%)
Weyerhaeuser	12,071		422,968

Road & Rail (1.4%)
Burlington Northern Santa Fe	20,073		1,577,537
Union Pacific	30,844		1,774,147
Total			3,351,684

Issuer	Shares		Value(a)
Semiconductors & Semiconductor Equipment (3.6%)
Brooks Automation	563,101	(b)	3,339,189
Intel	258,706		4,980,090
Total			8,319,279
Total Common Stocks (Cost: $191,044,088)			$229,685,525

Money Market Fund (1.9%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.41%	4,403,476	(d)	$4,403,476

Total Money Market Fund (Cost: $4,403,476)			$4,403,476

Total Investments in Securities (Cost: $195,447,564)(e)			$234,089,001

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated April 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At July 31, 2009, the value of foreign securities represented 19.3% of net assets.

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2009.

(e)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $195,448,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$38,691,000
Unrealized depreciation	(50,000)

Net unrealized appreciation	$38,641,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Annual report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2	Level 3
	quoted prices	other
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$229,685,525	$—	$—	$229,685,525

Total Equity Securities	229,685,525	—	—	229,685,525

Other
Affiliated Money Market Fund (b)	4,403,476	—	—	4,403,476

Total Other	4,403,476	—	—	4,403,476

Total	$234,089,001	$—	$—	$234,089,001

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Series Trust

By	/s/ Patrick T. Bannigan Patrick T. Bannigan
President and Principal Executive Officer

Date	September 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan
President and Principal Executive Officer

Date	September 29, 2009

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	September 29, 2009